Retail Class | State Farm Tax Advantaged Bond Fund
STATE FARM TAX ADVANTAGED BOND FUND (TANAX) (TANBX) (SFTAX) (SFTBX)
Investment Objective:
The State Farm Tax Advantaged Bond Fund (the “Tax Advantaged Bond Fund” or the “Fund”) seeks as high a rate of income exempt from federal income taxes as is consistent with prudent investment management.
What are the costs of investing in the Fund?
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 within the State Farm Mutual Fund Trust. More information about these and other discounts is available from your financial professional and in the Reduced Sales Charge Options section on page 86 of the Fund’s prospectus.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Retail Class - State Farm Tax Advantaged Bond Fund - USD ($)		Class A	Class B	Legacy Class A	Legacy Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		3.00%	none	3.00%	none
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)		none	3.00%	none	3.00%
Maximum account fee	[1]	none	none	none	none
[1]	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Retail Class - State Farm Tax Advantaged Bond Fund	Class A	Class B	Legacy Class A	Legacy Class B
Management fees	0.10%	0.10%	0.10%	0.10%
Distribution [and/or Service] (12b-1) fees	0.25%	0.65%	0.25%	0.65%
Other Expenses	0.31%	0.31%	0.31%	0.31%
Acquired Fund Fees & Expenses	none	none	none	none
Total Annual Fund Operating Expenses	0.66%	1.06%	0.66%	1.06%

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Retail Class - State Farm Tax Advantaged Bond Fund - USD ($)	After 1 year	After 3 years	After 5 years	After 10 years
Class A	365	505	657	1,098
Class B	408	612	785	1,182
Legacy Class A	365	505	657	1,098
Legacy Class B	408	612	785	1,182

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Retail Class - State Farm Tax Advantaged Bond Fund - USD ($)	After 1 year	After 3 years	After 5 years	After 10 years
Class B	108	337	585	1,182
Legacy Class B	108	337	585	1,182

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 6% of the average value of its portfolio.
Principal Investment Strategies
The Tax Advantaged Bond Fund normally invests so that either (1) 80% or more of the Fund’s net investment income is exempt from regular federal income tax or (2) 80% or more of the Fund’s net assets is invested in securities that produce income exempt from regular federal income tax. The Tax Advantaged Bond Fund invests primarily in a diversified selection of municipal bonds (for example, general obligation bonds of a state or bonds financing a specific project). Dividends from the Fund largely will be exempt from federal income tax, but a portion of those dividends may be subject to the federal alternative minimum tax and state income taxes. The Fund may hold bonds with maturities of one to thirty years, although a majority of the Fund’s investments are in bonds with maturities longer than five years.

The Tax Advantaged Bond Fund normally invests at least 80% of its total assets in municipal bonds within the highest four rating categories of Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s (“S&P”), meaning that the Fund may invest up to 20% of the Fund’s total assets in less than investment grade municipal bonds.

The Tax Advantaged Bond Fund tends to hold most municipal bonds until they mature or are called. State Farm Investment Management Corp. (“SFIMC” or the “Manager”) may sell individual securities for several reasons including: price target of the security has been achieved, fundamental deterioration of municipality prospects, or better alternatives exist. Securities also may be sold based upon tax considerations, liquidity needs or other portfolio management considerations.
Principal Risks of Investing in the Fund
Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or another government agency. An investor in the Fund is subject to the following types of risks:
  Management Risk.    The assessment by the Fund’s investment adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.
  Interest Rate Risk and Call Risk.    The risk that the municipal bonds the Fund holds may decline in value due to an increase in interest rates. All bonds are subject to interest rate risk. Municipal bonds with longer maturities are affected more by interest rate movements than bonds with shorter maturities. Another risk associated with interest rate changes is call risk. Call risk is the risk that during periods of falling interest rates, a municipal bond issuer will “call” or repay a higher yielding municipal bond before the maturity date of the municipal bond. Under these circumstances, the Fund may have to reinvest the proceeds in an investment that provides a lower yield than the called municipal bond.
  Credit Risk.    The risk that a municipal bond issuer fails to make principal or interest payments when due to the Fund, or that the credit quality of the issuer falls. Corporate bonds are subject to greater risk than U.S. Government bonds.
  Inflation Risk.    The risk that the value of the assets or income from an investment will be worth less in the future as inflation decreases the value of money.
  Liquidity Risk.    The investment adviser to the Fund may have difficulty selling securities the Fund holds at the time it would like to sell, and at the value the Fund has placed on those securities.
  Income Risk.    The risk that the income from the municipal bonds the Fund holds will decline in value due to falling interest rates.
  Municipal Bond Risk.    The risk that a municipal bond issuer fails to make principal or interest payments when due to the Fund, or that the credit quality of the issuer falls. Municipal securities can be significantly affected by political changes as well as uncertainties related to taxation, legislative changes or the rights of municipal security holders.
You may want to invest in the Fund if you want regular tax-free dividends, want to reduce Federal income taxes on investment income, are seeking higher potential returns than money market funds and are willing to accept the price volatility of bonds with longer maturities, want to diversify your investments, are seeking an income mutual fund for an asset allocation program or are retired or nearing retirement. You may not want to invest in the Fund if you are investing for maximum return over a long time horizon, want the greater growth potential of an investment in equity securities or require stability of your principal.
Investment Results
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Legacy Class A shares. Sales loads are not reflected in the bar charts, and if the amounts were included, the returns would be lower than indicated. The table compares the Fund’s average annual total returns for the periods listed to a measure of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at https://www.statefarm.com/finances/mutual-funds/investment-resources/price-performance-distributions/state-farm-fund-performance or by calling 1-800-447-4930.
Annual Total Returns for Calendar Years

The Fund’s best and worst quarters during the periods indicated in the bar chart were: Best quarter: 5.53%, during the third quarter of 2009. Worst quarter: -4.37%, during the fourth quarter of 2010.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before Taxes due to the tax benefits of realizing a capital loss on the sale of Fund shares, which is factored into the result. The after-tax returns are shown for Legacy Class A shares only, and the after-tax returns for Class A, Class B and Legacy Class B shares will vary.
Average Annual Total Returns (For the periods ended December 31, 2014)
Average Annual Total Returns - Retail Class - State Farm Tax Advantaged Bond Fund		1 Year	5 Years	10 Years	Life of Class	Inception Date
Legacy Class A Shares		5.47%	3.71%	4.02%
Legacy Class A Shares | Return After Taxes on Distributions		5.47%	3.71%	3.98%
Legacy Class A Shares | Return After Taxes on Distributions and Sale of Fund Shares		4.32%	3.54%	3.88%
Legacy Class B Shares		5.33%	3.58%	3.91%
Class A Shares		5.46%	3.71%		4.42%	May 01, 2006
Class B Shares		5.33%	3.56%		4.35%	May 01, 2006
Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes.)	[1]	9.05%	5.16%	4.74%	5.06%	May 01, 2006
[1]	Index return for Class A and Class B shares, since inception, computed from May 1, 2006 is 5.06%.